Fair Value Measurements and Hedging - Schedule of Derivative Instrument (Table) (Details) $ in Thousands	6 Months Ended
Jun. 30, 2025 USD ($)
ING [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Trading Date	Mar-20
Inception	Mar-20
Expiry	Mar-26
Fixed Rate	0.70%
ING [Member] | Initial Notional [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Derivative, Initial Notional amount	$ 29,960
ING [Member] | Current Notional [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Derivative, Initial Notional amount	$ 18,725
ING 2 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Trading Date	Jul-20
Inception	Jul-20
Expiry	Jul-26
Fixed Rate	0.37%
ING 2 [Member] | Initial Notional [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Derivative, Initial Notional amount	$ 70,000
ING 2 [Member] | Current Notional [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Derivative, Initial Notional amount	$ 14,583